T. ROWE PRICE Retirement Income 2020 Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 45.2%
T. Rowe Price Funds:
New Income Fund  17,557 3,854 1,826 2,472,961 19,067
Limited Duration Inflation
Focused Bond Fund  13,814 2,323 1,369 3,218,729 15,031
International Bond Fund (USD
Hedged)  6,094 949 666 821,148 6,586
Emerging Markets Bond Fund  4,623 691 530 576,661 4,798
Dynamic Global Bond Fund  4,718 807 484 603,093 4,746
U.S. Treasury Long-Term Index
Fund  4,222 1,340 591 646,063 4,574
High Yield Fund  4,097 626 416 783,764 4,420
Floating Rate Fund  2,111 280 587 203,796 1,875
Dynamic Credit Fund  – 2 – 224 2
Total Bond Mutual Funds (Cost $70,167) 61,099
EQUITY MUTUAL FUNDS 51.8%
T. Rowe Price Funds:
Growth Stock Fund (2) 9,942 905 3,701 130,221 10,534
Value Fund  11,408 919 2,723 255,412 10,099
Equity Index 500 Fund  6,649 1,210 1,980 52,802 5,952
Hedged Equity Fund  – 5,450 – 542,539 5,339
Overseas Stock Fund  5,722 486 1,330 447,565 5,236
U.S. Large-Cap Core Fund  3,095 1,992 371 158,397 5,111
International Value Equity Fund  5,064 416 1,214 309,939 4,723
International Stock Fund  4,746 407 1,026 255,941 4,456
Real Assets Fund  3,346 1,404 398 323,967 4,289
Mid-Cap Growth Fund  2,537 229 276 28,167 2,719
Mid-Cap Value Fund  2,499 207 587 75,326 2,253
Emerging Markets Discovery
Stock Fund  2,194 187 608 155,455 1,968
Small-Cap Stock Fund  1,744 159 266 32,598 1,730
Emerging Markets Stock Fund  1,953 154 492 50,180 1,673
Small-Cap Value Fund  1,535 127 134 32,064 1,534
U.S. Equity Research Fund  2,287 273 1,724 29,180 1,226
New Horizons Fund (2) 1,040 103 142 22,242 1,157
Total Equity Mutual Funds (Cost $63,243) 69,999
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  11 3,228 3,226 131 13
Total Other Mutual Funds (Cost $13) 13

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price U.S. Treasury
Money Fund, 5.41% (3) 5,186 6,684 7,785 4,085,228 4,085
Total Short-Term Investments (Cost $4,085) 4,085
Total Investments in Securities 100.1%
(Cost $137,508) $ 135,196
Other Assets Less Liabilities (0.1)% (85)
Net Assets 100.0% $ 135,111
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ — $ —
Dynamic Global Bond Fund  (74) (295) 169
Emerging Markets Bond Fund  (123) 14 226
Emerging Markets Discovery Stock Fund  (108) 195 —
Emerging Markets Stock Fund  (89) 58 —
Equity Index 500 Fund  743 73 78
Floating Rate Fund  (27) 71 132
Growth Stock Fund  (405) 3,388 —
Hedged Equity Fund  — (111) —
High Yield Fund  (55) 113 231
International Bond Fund (USD Hedged)  (127) 209 151
International Stock Fund  (36) 329 —
International Value Equity Fund  64 457 —
Limited Duration Inflation Focused Bond Fund  (145) 263 —
Mid-Cap Growth Fund  (26) 229 —
Mid-Cap Value Fund  17 134 —
New Horizons Fund  (41) 156 —
New Income Fund  (286) (518) 575
Overseas Stock Fund  32 358 —
Real Assets Fund  (27) (63) —
Small-Cap Stock Fund  (35) 93 —
Small-Cap Value Fund  (9) 6 —
Transition Fund  (26) — 4
U.S. Equity Research Fund  26 390 —
U.S. Large-Cap Core Fund  (35) 395 —
U.S. Treasury Long-Term Index Fund  (184) (397) 123
Value Fund  (145) 495 —
U.S. Treasury Money Fund, 5.41% — — 187
Totals $ (1,121)# $ 6,042 $ 1,876+

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,876 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Income 2020 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Income 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement Income 2020 Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1083-054Q3 09/23